Share-Based Compensation - Summary of Non Vested Restricted Share Activity (Details)	12 Months Ended
Dec. 31, 2024 ¥ / shares shares
Number of non-vested restricted shares units
Beginning Balance | shares	90,350
Granted | shares	1,294,241
Vested | shares	(349,650)
Forfeited | shares	(80,123)
Ending Balance | shares	954,818
Weighted-average grant-date fair value
Beginning Balance | ¥ / shares	¥ 196.65
Granted | ¥ / shares	166.31
Vested | ¥ / shares	169.7
Forfeited | ¥ / shares	175.2
Ending Balance | ¥ / shares	¥ 165.3